Benefit Plans	12 Months Ended
Dec. 31, 2018
Benefit Plans [Abstract]
Benefit Plans
(9)	Benefit Plans

(a)	Retirement Plan
The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service.  The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation.  The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974.  Contributions are intended to provide for benefits attributed to service to date.  Assets of the plan are administered by Trustco Bank’s Financial Services Department.  This plan was frozen as of December 31, 2006.

The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2018 and 2017:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2018	2017

Projected benefit obligation at beginning of year	$31,219	30,730
Service cost	34	42
Interest cost	1,197	1,303
Benefit payments and expected expenses	(1,937)	(2,050)
Net actuarial (gain) loss	(1,995)	1,194

Projected benefit obligation at end of year	$28,518	31,219

Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2018	2017

Fair Value of plan assets at beginning of year	$47,227	43,100
Actual (loss) gain on plan assets	(1,126)	6,169
Benefit payments and actual expenses	(1,944)	(2,042)
Fair value of plan assets at end of year	44,157	47,227

Funded status at end of year	$15,639	16,008

Amounts recognized in accumulated other comprehensive loss consist of the following as of:

	December 31,
	2018	2017
Net actuarial loss	$5,122	2,972

The accumulated benefit obligation was $28.5 million and $31.2 million at December 31, 2018 and 2017, respectively.

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2018	2017	2016

Service cost	$34	42	61
Interest cost	1,197	1,303	1,371
Expected return on plan assets	(3,012)	(2,742)	(2,648)
Amortization of net loss	-	67	184
Net periodic pension credit	(1,781)	(1,330)	(1,032)

Amortization of net loss	-	(67)	(184)
Net actuarial loss (gain) included in other comprehensive income (loss)	2,149	(2,240)	(367)
Total recognized in other comprehensive income (loss)	2,149	(2,307)	(551)

Total recognized in net periodic benefit cost (credit) and other comprehensive income (loss)	$368	(3,637)	(1,583)

The estimated net loss for the plan that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is $74 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)

Year	Pension Benefits
2019	$1,743
2020	1,782
2021	1,857
2022	1,842
2023	1,832
2024 - 2028	9,255

The assumptions used to determine benefit obligations at December 31 are as follows:

	2018	2017	2016
Discount rate	4.53%	3.93	4.41

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2018	2017	2016
Discount rate	3.93%	4.41	4.55
Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b)	Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers.  This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan.  The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation.  Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations.  The accumulated benefits under this supplementary pension plan was approximately $2.3 million and $5.6 million as of December 31, 2018 and 2017, respectively.  In 2018 retirement benefits of $3.2 million was paid out to a former executive officer.  Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue.  Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee.  The expense recorded for this plan was $1.4 million, $1.1 million, and $1.0 million, in 2018, 2017, and 2016, respectively.

Rabbi trusts have been established for this plan.  These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments.  These assets are recorded at their fair value and are included in short-term investments in the Consolidated Statements of Condition.  As of December 31, 2018 and 2017, the trusts had assets totaling $2.5 million and $5.6 million, respectively.

(c)	Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments.  In addition, the plan provides a death benefit to certain eligible employees and retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion.  The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time.  The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2018 and 2017:

Change in Accumulated Benefit Obligation:

(dollars in thousands)
	December 31,
	2018	2017
Accumulated benefit obligation at beginning of year	$5,613	5,120
Service cost	53	103
Interest cost	202	218
Benefits paid	(178)	(93)
Net actuarial (gain) loss	(290)	265

Accumulated benefit obligation at end of year	$5,400	5,613

Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)
	December 31,
	2018	2017
Fair value of plan assets at beginning of year	$22,922	20,338
Actual (loss) gain on plan assets	(798)	2,611
Company contributions	145	66
Benefits paid	(178)	(93)
Fair value of plan assets at end of year	22,091	22,922

Funded status at end of year	$16,691	17,309

The accumulated benefit obligation was $5.4 million and $5.6 million at December 31, 2018 and 2017, respectively.

Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	For the years ended December 31,
	2018	2017	2016
Service cost	$53	103	116
Interest cost	202	218	221
Expected return on plan assets	(1,028)	(761)	(720)
Amortization of net actuarial gain	(556)	(356)	(274)
Amortization of prior service (credit) cost	(100)	90	90
Net periodic benefit credit	(1,429)	(706)	(567)

Net loss (gain)	830	(1,584)	(966)
Amortization of prior service credit (cost)	100	(90)	(90)
Prior service cost	705	-	-
Amortization of net gain	556	356	274
Total amount recognized in other comprehensive (loss) income	2,191	(1,318)	(782)

Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	$762	(2,024)	(1,349)

The estimated amount of net gain that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is approximately $556 thousand while the estimated amount of prior service cost that will be amortized from accumulated other comprehensive loss into net periodic benefit loss over the next fiscal year is approximately $100 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2019	$177
2020	163
2021	137
2022	155
2023	172
2024 - 2028	1,225

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2018	2017	2016
Discount rate	4.53%	3.93	4.41

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2018	2017	2016
Discount rate	3.93%	4.41	4.55
Expected long-term rate of return on assets, net of tax	4.50	3.75	3.75

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2018 and thereafter.  A one percentage point increase in the assumed health care cost in each year would have an approximate $1.0 million impact on the accumulated postretirement benefit obligation as of December 31, 2018, while a 1% decrease would have an approximate ($821) thousand impact.  The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2018 would be $51 thousand for a one percentage point increase and ($40) thousand for a one percentage point decrease.

(d)	Components of Accumulated Other Comprehensive Loss Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2018 and 2017, respectively:

(dollars in thousands)	December 31, 2018
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$2,149	830	2,979
Prior service cost	-	705	705
Amortization of net actuarial gain	-	556	556
Amortization of prior service credit	-	100	100
Total	$2,149	2,191	4,340

	December 31, 2017
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(2,240)	(1,584)	(3,824)
Amortization of net actuarial gain (loss)	(67)	356	289
Amortization of prior service cost	-	(90)	(90)
Total	$(2,307)	(1,318)	(3,625)

(e)	Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2018	2017	2018	2017
Debt Securities	31%	29	29	34
Equity Securities	62	69	62	64
Other	7	2	9	2
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets.  In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment.  Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories.  The Company’s investment goals are to maximize returns subject to specific risk management policies.  Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments.  The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities.  These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2018 and 2017, by asset category, is as follows:

		Fair Value Measurements at December 31, 2018 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,147	3,147	-	-
Equity mutual funds	27,420	27,420	-	-
U.S. government sponsored enterprises	9,376	-	9,376	-
Corporate bonds	3,638	-	3,638	-
Fixed income mutual funds	576	576	-	-

Total Plan Assets	$44,157	31,143	13,014	-

		Fair Value Measurements at December 31, 2018 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,046	2,046	-	-
Equity mutual funds	13,590	13,590	-	-
U.S. government sponsored enterprises	3,111	-	3,111	-
Corporate bonds	3,118	-	3,118	-
State and political subdivisions	226	-	226	-

Total Plan Assets	$22,091	15,636	6,455	-

		Fair Value Measurements at December 31, 2017 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,034	1,034	-	-
Equity mutual funds	32,509	32,509	-	-
U.S. government sponsored enterprises	6,920	-	6,920	-
Corporate bonds	6,163	-	6,163	-
Fixed income mutual funds	601	601	-	-

Total Plan Assets	$47,227	34,144	13,083	-

		Fair Value Measurements at December 31, 2017 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$406	406	-	-
Equity mutual funds	14,703	14,703	-	-
U.S. government sponsored enterprises	3,512	-	3,512	-
Corporate bonds	3,610	-	3,610	-
State and political subdivisions	688	-	688	-

Total Plan Assets	$22,919	15,109	7,810	-

At December 31, 2018 and 2017, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid‑cap, small‑cap and international funds.

There were no transfers between Level 1 and Level 2 in 2018 and 2017.

The Company made no contributions to its pension and postretirement benefit plans in 2018 or 2017.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2019.

(f)	Incentive and Bonus Plans

During 2006, the Company amended its profit sharing plan to include a 401(k) feature.  Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%.  No profit sharing contributions were made in 2018, 2017 or 2016 but were replaced with Company contributions to the 401(k) feature of the plan.  Expenses related to the plan aggregated $1.1 million for 2018, $1.0 million in 2017 and $986 thousand in 2016.

The Company also has an officers and executive incentive plan.  The expense of these plans generally are based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year.  The expense recorded for this plan was $2.7 million, $1.9 million and $1.7 million in 2018, 2017 and 2016, respectively.

The Company has also awarded 1.5 million performance bonus units to the executive officers and directors.  These units become vested and exercisable only under a change of control as defined in the plan.  The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2018, the weighted average strike price of each unit was $8.81.

(g)	Stock-Based Compensation Plans-Equity Awards

Equity awards are types of stock-based compensation that are to be settled in shares.  As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.

Under the Amended and Restated TrustCo Bank Corp NY 2010 Equity Incentive Plan (Equity Incentive Plan), the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.3 million shares of common stock, and may make certain other equity based, cash-settled awards (description in section (h) below) for up to the equivalent of approximately 1.4 million shares of common stock.

Under the Amended and Restated TrustCo Bank Corp NY 2010 Directors Equity Incentive Plan (Directors Plan), the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of common stock, and may make certain other equity based, cash-settled awards (description in section (h) below) for up to the equivalent of approximately 250 thousand shares of common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company’s stock on the date of grant, and an option’s maximum term is ten years.  Options vest over five years from the date the options are granted for the employees plans and they are immediately vested under the directors’ plans.  A summary of the status of TrustCo’s stock option awards as of December 31, 2018 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2018	742,941	$6.78
New options awarded - 2018	-	-
Expired options - 2018	-	-
Options forfeited - 2018	(11,750)	-
Exercised options - 2018	(176,550)	7.13
Balance, December 31, 2018	554,641	6.65	5.5 years

Exercisable Options

Balance, December 31, 2018	458,891	$6.64	5.3 years

At December 31, 2018, the intrinsic value of outstanding stock options and vested stock options was approximately $144 thousand and $140 thousand, respectively.  The Company expects all unvested options to vest according to plan provisions.

During 2018, 2017 and 2016, options for 177 thousand, 784 thousand and 241 thousand shares of stock were exercised, respectively.  The intrinsic value and related tax benefits of stock options exercised in these years was not material.  It is the Company’s policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $38 thousand at December 31, 2018.  At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.59 years.  Income tax benefits recognized in the accompanying Consolidated Statements of Income related to stock-based compensation were not material.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant.  The Company did not grant new stock option awards in 2018.

During 2018, 2017 and 2016, the Company recognized $173 thousand, $150 thousand and $224 thousand in stock-based compensation expense related to the equity awards, respectively.

(h)	Stock-Based Compensation Plans-Liability Awards

Liability awards are types of stock-based compensation that can be settled in cash (not shares).  As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition.  The Company granted both service-based and performance based liability awards in 2018, 2017 and 2016.

The activity for service-based awards during 2018 was as follows:

Restricted share units

Outstanding Units
Balance, December 31, 2017	213,100
New awards granted	104,424
Forfeited awards	(13,350)
Awards settled	(85,747)
Balance, December 31, 2018	218,427

Service-Based Awards: During 2018 and 2017, the Company issued restricted share units to certain eligible officers, executives and its board of directors.  The restricted share units do not hold voting powers, and are not eligible for common stock dividends.  Depending on the year of the grant the awards either become 100% vested after three years based upon a cliff-vesting schedule, or vest in whole units in equal installments from the first through the third year following the award date.  Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2018, 2017 and 2016, the Company recognized $458 thousand, $633 thousand and $610 thousand, respectively, in stock‑based compensation expense related to these awards.  Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled approximately $1 million at December 31, 2018.  During 2018, awards granted in 2015 became fully vested and settled.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 29 months as of December 31, 2018.

The liability related to service-based liability awards was approximately $526 thousand and $749 thousand at December 31, 2018 and 2017, respectively.

The activity for performance-based awards during 2018 was as follows:

Performance share units

Outstanding Units
Balance, December 31, 2017	370,100
New awards granted	138,643
Awards settled	(82,076)
Forfeited awards	(17,774)
Balance, December 31, 2018	408,893

Performance Based Awards: During 2018, 2017 and 2016, the Company issued performance share units to certain eligible officers and executives.  These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule.  Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

For units granted in 2015, those have been fully vested and unpaid.  For units granted subsequent to 2015, all of the units are unvested as of December 31, 2018 and the company expects to meet the required performance criteria of the awards.

During 2018, 2017 and 2016, the Company recognized approximately $644 thousand, $1.2 million and $23 thousand, respectively, in stock based compensation expense (benefit) related to these units.  Unrecognized stock-based compensation expense related to the outstanding performance share units totaled $1.6 million at December 31, 2018.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 27 months as of December 31, 2018.

The liability related to performance based liability awards totaled $1.7 million and $1.5 million at December 31, 2018 and 2017, respectively.